Advances Received Under Combined Arrangement - Additional Information (Details)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) item	Jun. 30, 2026 USD ($) item	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) item	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Advances Received Under Combined Arrangement [Line items]
UAV deployment program advance payment	$ 1,845,000	$ 1,845,000		$ 1,845,000
Recognition of unearned revenue				(236,738)	$ (248,910)	$ (309,920)	$ (329,410)
Revenue		216,413	$ 138,206	236,738	$ 248,910	$ 309,920	$ 329,410
SkyKnight Drone Program
Advances Received Under Combined Arrangement [Line items]
Aggregate consideration payable	400,000	400,000		400,000
UAV deployment program advance payment	1,800,000	1,800,000		1,800,000
Advance to support fair value of vehicles		1,800,000
Expense related to fair value of unmanned aerial vehicles to be procured				0
SkyKnight Drone Program | Meta Bureau LLC and Progress TRW S.R.O.
Advances Received Under Combined Arrangement [Line items]
Aggregate contracted license value		3,900,000
Contracted license value invoiced	1,500,000
Contracted license value collected	1,400,000
Remaining contracted license value	67,500
Aggregate consideration payable	$ 4,900,000	4,900,000		4,900,000
Number of vehicles for software platform integration | item	82
Procurement and deployment service fee	$ 2,500,000
SkyKnight Drone Program | Platform Integration, Operating System, Market development and Marketing Services | Meta Bureau LLC and Progress TRW S.R.O.
Advances Received Under Combined Arrangement [Line items]
Aggregate consideration payable	2,400,000	2,400,000		2,400,000
SkyKnight Drone Program | Amount Paid | Meta Bureau LLC and Progress TRW S.R.O.
Advances Received Under Combined Arrangement [Line items]
Aggregate consideration payable	2,200,000	2,200,000		2,200,000
SkyKnight Drone Program | Payable Upon Delivery | Meta Bureau LLC and Progress TRW S.R.O.
Advances Received Under Combined Arrangement [Line items]
Aggregate consideration payable	$ 300,000	$ 300,000		$ 300,000
UAV Deployment Program
Advances Received Under Combined Arrangement [Line items]
Number of UAVs deployed | item	0	0		0
Payments for advance procurement and deployment service		$ 2,200,000
Advance to support fair value of vehicles		$ 1,800,000